Performance Management	Jan. 23, 2026
Advisor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. As the Advisor Class shares have not commenced operations, the bar chart shows performance of the Fund’s Investor Class shares for the past ten years. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. As the Advisor Class shares have not commenced operations, the bar chart shows performance of the Fund’s Investor Class shares for the past ten years.
Performance One Year or Less [Text]	The Advisor Class shares have not commenced operations.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31 Spectrum Low Volatility Fund Investor Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	June 30, 2020	8.83%
Lowest Quarter:	March 31, 2022	(2.17)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	8.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(2.17%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Spectrum Low Volatility Fund Investor Class Shares (1)	One Year	Five Years	Ten Years
Return before taxes	6.22%	3.54%	7.27%
Return after taxes on Distributions	3.79%	1.57%	5.06%
Return after taxes on Distributions and Sale of Fund Shares	3.72%	1.87%	4.72%
Morningstar/LSTA Leveraged Loan 100 Index(2)	7.24%	6.29%	5.80%
50/50 iBoxx USD Liquid HY Index/Morningstar LSTA U.S. Leverage Loan 100 TR Index(3)	8.04%	5.32%	5.90%
(1)	The Advisor Class shares have not commenced operations.

(2)	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of +125 basis points 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The 50/50 iBoxx USD Liquid HY Index/Morningstar LSTA Leveraged Loan 100 TR Index gives 50% weight to The iBoxx USD Liquid High Yield Bond Fund TR and 50% weight to the Morningstar LSTA U.S. Leveraged Loan 100 TR Index. The iBoxx USD Liquid High Yield TR Index: is market-value weighted with an issuer cap of 3% and consists of liquid USD high yield bonds, elected to provide a balanced representation of the high yield corporate bond universe. Morningstar LSTA U.S. Leverage Loan 100 TR Index is designed to reflect the performance of the largest facilities in the leveraged loan market, but does not reflect deductions for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	does not reflect deductions for fees, expenses, or taxes.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.thespectrumfunds.com
Performance Availability Phone [Text]	1-866-862-9686
Investor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is somewhat of an indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is somewhat of an indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31 Spectrum Low Volatility Fund Investor Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	June 30, 2020	8.83%
Lowest Quarter:	March 31, 2022	(2.17)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	8.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(2.17%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Spectrum Low Volatility Fund Investor Class Shares	One Year	Five Years	Ten Years
Return before taxes	6.22%	3.54%	7.27%
Return after taxes on Distributions	3.79%	1.57%	5.06%
Return after taxes on Distributions and Sale of Fund Shares	3.72%	1.87%	4.72%
Morningstar/LSTA Leveraged Loan 100 Index(1)	7.24%	6.29%	5.80%
50/50 iBoxx USD Liquid HY Index/Morningstar LSTA U.S. Leverage Loan 100 TR Index(2)	8.04%	5.32%	5.90%
(1)	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P/LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of +125 basis points 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes.

(2)	50/50 iBoxx USD Liquid High Yield Bond TR Index/Morningstar LSTA U.S. Leveraged Loan 100 TR Index: This benchmark gives 50% weight to the iBoxx USD Liquid High Yield Bond TR Index and 50% weight to the Morningstar LSTA U.S. Leveraged Loan 100 TR Index. The iBoxx USD Liquid High Yield TR Index: is market-value weighted with an issuer cap of 3% and consists of liquid USD high yield bonds, selected to provide a balanced representation of the high yield corporate bond universe. Morningstar LSTA U.S. Leveraged Loan 100 TR Index is designed to reflect the performance of the largest facilities in the leveraged loan market, but does not reflect deductions for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	does not reflect deductions for fees, expenses, or taxes.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.thespectrumfunds.com
Performance Availability Phone [Text]	1-866-862-9686
Investor Class [Member] | Spectrum Active Advantage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily net asset value per share is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31 Spectrum Active Advantage Fund
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	December 31, 2020	25.31%
Lowest Quarter:	June 30, 2022	(19.87)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	25.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Spectrum Active Advantage Investor Class Shares	One Year	Five Year	Ten Year
Return before taxes	15.24%	(0.26)%	7.28%
Return after taxes on Distributions	13.17%	(2.60)%	5.21%
Return after taxes on Distributions and Sale of Fund Shares	9.14%	(0.78)%	5.29%
S&P 500 Total Return Index(1)	17.88%	14.42%	14.82%

(1)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of all dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.thespectrumfunds.com
Performance Availability Phone [Text]	1-866-862-9686
Investor Class [Member] | Spectrum Unconstrained Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31 Spectrum Unconstrained Fund Investor Class
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	December 31, 2023	9.70%
Lowest Quarter:	March 31, 2022	(7.22)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	9.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(7.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Spectrum Unconstrained Fund Investor Class Shares	One Year	Since Inception(1)
Return before taxes	8.31%	3.59%
Return after taxes on Distributions	7.11%	2.03%
Return after taxes on Distributions and Sale of Fund Shares	4.94%	2.07%
Morningstar/LSTA Leveraged Loan 100 Index(2)	7.24%	6.39%
Bloomberg U.S. Aggregate Bond Index (3)	7.30%	0.16%
(1)	The Fund commenced operations on April 16, 2021.
(2)	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P/LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of LIBOR +125 BASIS POINTS 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes. The Fund has adopted this index as its primary broad measure of market performance because Fund management believes it aligns more closely with the asset composition of the Fund.
(3)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund's returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	does not reflect deductions for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.thespectrumfunds.com
Performance Availability Phone [Text]	1-866-862-9686